SUPPLEMENT TO THE PROSPECTUSES

OF

WELLS FARGO ADVANTAGE DIVERSIFIED EQUITY FUND

(the “Fund")

Effective April 22, 2013, the table contained in the section entitled “The Funds – Diversified Equity Fund - Portfolio Allocation and Management ” in the Fund's prospectuses is replaced with the following:

Wells Fargo Advantage Diversified Equity Fund

Investment Style/Portfolios	Neutral Target Allocation		Sub-Adviser
Large Cap Value Style	25.00%
C&B Large Cap Value Portfolio		8.33%	Cooke & Bieler, L.P.
Large Company Value Portfolio		16.67%	Phocas Financial Corporation
Large Cap Blend Style	25.00%
Index Portfolio		25.00%	Golden Capital Management, LLC
Large Cap Growth Style	25.00%
Diversified Large Cap Growth Portfolio		25.00%	Wells Capital Management Incorporated
Small Cap Style	10.00%
Emerging Growth Portfolio		2.50%	Wells Capital Management Incorporated
Small Company Growth Portfolio		2.50%	Peregrine Capital Management, Inc.
Small Company Value Portfolio		5.00%	Peregrine Capital Management, Inc.
International Style	15.00%
International Value Portfolio		7.50%	LSV Asset Management
International Growth Portfolio		7.50%	Artisan Partners Limited Partnership
Total Fund Assets	100.00%

April 19, 2013                                                                                                                           EGR043/P901SP2